SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation
Total stock-based compensation							$ 18,262	$ 11,207	$ 12,089	$ 35,123
Operating Expenses:
General, selling, and administrative	$ 3,213			$ 3,082			19,197	15,359	20,090	37,476
Research and development	4,729			5,253			13,812	11,740	16,781	23,668
Total operating expenses	7,942			8,335			33,009	27,099	36,871	61,144
Net income (loss)	(5,489)	$ (12,071)	$ (10,867)	$ (8,205)	$ (5,573)	$ (12,249)	(28,427)	$ (26,027)	(34,907)	(59,292)
Additional paid in capital										267,996
Accumulated deficit	$ (305,839)						$ (305,839)		$ (277,412)	$ (242,505)
Common Class A [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic									$ (1.52)	$ (2.68)
Continuing operating weighted average loss per share- diluted									(1.52)	(2.68)
Common Class B [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic									(1.52)	(2.68)
Continuing operating weighted average loss per share- diluted									$ (1.52)	$ (2.68)
Selling, General and Administrative Expenses [Member]
Stock-based compensation
Total stock-based compensation										$ 26,585
Operating Expenses:
General, selling, and administrative										37,476
Research and Development Expense [Member]
Stock-based compensation
Total stock-based compensation										8,538
Operating Expenses:
Research and development										23,668
Previously Reported [Member]
Stock-based compensation
Total stock-based compensation										30,437
Operating Expenses:
Total operating expenses										56,458
Net income (loss)										(54,606)
Additional paid in capital										263,310
Accumulated deficit										$ (237,819)
Previously Reported [Member] | Common Class A [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic										$ (2.47)
Continuing operating weighted average loss per share- diluted										(2.47)
Previously Reported [Member] | Common Class B [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic										(2.47)
Continuing operating weighted average loss per share- diluted										$ (2.47)
Previously Reported [Member] | Selling, General and Administrative Expenses [Member]
Stock-based compensation
Total stock-based compensation										$ 22,117
Operating Expenses:
General, selling, and administrative										33,008
Previously Reported [Member] | Research and Development Expense [Member]
Stock-based compensation
Total stock-based compensation										8,320
Operating Expenses:
Research and development										23,450
Revision of Prior Period, Adjustment [Member]
Stock-based compensation
Total stock-based compensation										4,686
Operating Expenses:
Total operating expenses										4,686
Net income (loss)										(4,686)
Additional paid in capital										4,686
Accumulated deficit										$ (4,686)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic										$ (0.21)
Continuing operating weighted average loss per share- diluted										(0.21)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic										(0.21)
Continuing operating weighted average loss per share- diluted										$ (0.21)
Revision of Prior Period, Adjustment [Member] | Selling, General and Administrative Expenses [Member]
Stock-based compensation
Total stock-based compensation										$ 4,468
Operating Expenses:
General, selling, and administrative										4,468
Revision of Prior Period, Adjustment [Member] | Research and Development Expense [Member]
Stock-based compensation
Total stock-based compensation										218
Operating Expenses:
Research and development										$ 218